GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Finite Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,422		$ 8,422	$ 8,442
Accumulated Amortization	(2,030)		(1,717)	(1,287)
Net other intagible assets	6,392		6,705	7,135
Technical Library [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years		20 years
Gross Carrying Amount	700		700	700
Accumulated Amortization	(169)		(145)	(102)
Net other intagible assets	531	[1]	555	598	[2]
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,722		7,722	7,722
Accumulated Amortization	(1,861)		(1,572)	(1,185)
Net other intagible assets	$ 5,861	[1]	$ 6,150	$ 6,537	[2]
Customer Relationships [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years		15 years
Customer Relationships [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years		20 years

[1]	Unaudited
[2]	Restated